Lease Liabilities (Details) - Schedule of Consolidated - AUD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated [Line Items]
Lease liability	$ 661,955	$ 429,253
1 year or less [Member]
Schedule of Consolidated [Line Items]
Lease liability	327,046	333,850
Between 1 and 2 years [Member]
Schedule of Consolidated [Line Items]
Lease liability	311,294	95,403
Between 2 and 3 years [Member]
Schedule of Consolidated [Line Items]
Lease liability	23,615
Over 3 years [Member]
Schedule of Consolidated [Line Items]
Lease liability